Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	DISTRIBUTION SOLUTIONS GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0000703604
Entity Incorporation, State or Country Code	DE
Entity File Number	0-10546
Entity Tax Identification Number	36-2229304
Entity Address, Address Line One	301 Commerce Street,
Entity Address, Address Line Two	Suite 1700,
Entity Address, City or Town	Fort Worth,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(888)
Local Phone Number	611-9888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	DSGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false